Consolidated Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	1,522,326	1,443,948	10,448,197
Common stock, outstanding	1,522,326	1,443,948	10,448,197
Series A convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Series A convertible preferred stock, authorized	10,000,000	10,000,000	10,000,000
Series A convertible preferred stock, issued	529,412	2,386,110
Series A convertible preferred stock, outstanding	529,412	2,386,110	5,694,549